Goodwill and Other Intangibles, Net	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles, Net
Note 4—Goodwill and Other Intangibles, Net
Goodwill
The carrying amount of goodwill for the periods ended January 2, 2021, October 3, 2020, and December 28, 2019 were as follows (in thousands):

Balance, January 2, 2021	$93,295
Balance, October 3, 2020	$93,295
Balance, December 28, 2019	$92,821
Other Intangible Assets
Our other intangible assets are as follows as of January 2, 2021:

	Weighted Average Remaining Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(In years)	(In thousands)
Trade name and trademarks (finite life)	2.4	$5,540	$(5,167)	$373
Trade name and trademarks (indefinite life)	Indefinite	17,750	—	17,750
Non-compete agreements	4.5	8,633	(6,958)	1,675
Consumer relationships	3.6	17,200	(10,485)	6,715
Internally developed software	2.6	4,000	(3,482)	518
Other	1.3	1,000	(967)	33

Total		$54,123	$(27,059)	$27,064

Our other intangible assets are as follows as of October 3, 2020:

	Weighted Average Remaining Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(In years)	(In thousands)
Trade name and trademarks (finite life)	2.6	$5,540	$(5,139)	$401
Trade name and trademarks (indefinite life)	Indefinite	17,750	—	17,750
Non-compete agreements	4.9	8,633	(6,872)	1,761
Consumer relationships	3.8	17,200	(10,118)	7,082
Internally developed software	2.9	4,000	(3,434)	566
Other	1.6	1,000	(958)	42

Total		$54,123	$(26,521)	$27,602

Our other intangible assets are as follows as of December 28, 2019:

	Weighted Average Remaining Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(In years)	(In thousands)
Trade name and trademarks (finite life)	2.3	$5,540	$(5,054)	$486
Trade name and trademarks (indefinite life)	Indefinite	17,750	—	17,750
Non-compete agreements	4.0	8,633	(6,317)	2,316
Consumer relationships	3.4	17,200	(8,998)	8,202
Internally developed software	2.3	4,000	(3,244)	756
Other	1.3	1,000	(933)	67

Total		$54,123	$(24,546)	$29,577

Amortization expense for the three months ended January 2, 2021, October 3, 2020, and December 28, 2019 were
 $0.5 million
,
 $0.6 million,
and $0.6 million,

respectively. No
i
mpairment of goodwill or other intangible assets were recorded in the three months ended January 2, 2021, October 3, 2020, or December 28, 2019.
The estimated future amortization expense related to finite-lived intangible assets on our balance sheet as of January 2, 2021 is as follows (in thousands):

Remainder of fiscal 2021	$1,520
2022	1,936
2023	1,703
2024	1,065
2025	968
Thereafter	2,122

Total	$9,314

Intangible assets also include costs associated with acquiring mailing lists for our proprietary database. As of each of January 2, 2021, October 3, 2020, and December 28, 2019, the gross amounts capitalized on the condensed consolidated balance sheets for mailing lists were
$1.6 million with a net carrying value of $0.3 million.

Note 4—Goodwill and Other Intangibles, Net
Goodwill
The changes in the carrying amount of goodwill for fiscal 2020 and 2019 are as follows (in thousands):

Balance, September 29, 2018	$84,518
Acquisitions	4,283
Other adjustments	938

Balance, September 28, 2019	89,739
Acquisitions	3,556

Balance, October 3, 2020	$93,295

Other Intangible Assets
Our other intangible assets are as follows as of October 3, 2020:

	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(In years)	(In thousands)
Trade name and trademarks (finite life)	2.6	$5,540	$(5,139)	$401
Trade name and trademarks (indefinite life)	Indefinite	17,750	—	17,750
Non-compete	4.9	8,633	(6,872)	1,761
Consumer relationships	3.8	17,200	(10,118)	7,082
Internally developed software	2.9	4,000	(3,434)	566
Other	1.6	1,000	(958)	42

Total		$54,123	$(26,521)	$27,602

Our other intangible assets are as follows as of September 28, 2019:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(In thousands)
Trade name and trademarks (finite life)	$5,540	$(5,026)	$514
Trade name and trademarks (indefinite life)	17,150	—	17,150
Non-compete	7,733	(6,181)	1,552
Consumer relationships	16,200	(8,655)	7,545
Internally developed software	4,000	(3,180)	820
Other	1,000	(925)	75

Total	$51,623	$(23,967)	$27,656

Other intangible assets amortization expense was $2.6 million, $2.5 million and $3.8 million in fiscal 2020, 2019 and 2018, respectively. Estimated future amortization of the other intangible assets for the next five years as of October 3, 2020 is as follows (in thousands):

Fiscal Year Ended	Amount
2021	$1,892
2022	1,936
2023	1,703
2024	1,065
2025	968
Thereafter	2,122

Total	$9,686

Intangible assets also include costs associated with acquiring mailing lists for our proprietary database. As of October 3, 2020 and September 28, 2019 the gross amounts capitalized on the consolidated balance sheets for mailing lists were $1.6 million.